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                         TD WATERHOUSE VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

                               FILE NO. 333-20343



    SUPPLEMENTS DATED OCTOBER 31, 2005 TO THE PROSPECTUS AND STATEMENT OF
                    ADDITIONAL INFORMATION DATED MAY 2, 2005

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             SUPPLEMENT DATED OCTOBER 31, 2005 TO YOUR PROSPECTUS



ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO -- NAME CHANGE

The AllianceBernstein International Portfolio has been renamed the "AllianceBernstein International Research Growth Portfolio." All references in this prospectus to AllianceBernstein International Portfolio are replaced with "AllianceBernstein International Research Growth Portfolio."

ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH PORTFOLIO (FORMERLY ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO) -- OBJECTIVE CHANGE

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO -- OBJECTIVE CHANGE

On November 15, 2005, stockholders of the series of AllianceBernstein Variable Products Series Fund, Inc. will vote on a change in the investment objectives for AllianceBernstein International Research Growth Portfolio and AllianceBernstein Large Cap Growth Portfolio. If approved, effective November 15, 2005, under the section entitled "The Funds," the paragraphs describing the investment objectives of AllianceBernstein International Research Growth Portfolio and AllianceBernstein Large Cap Growth Portfolio are deleted and replaced, respectively, with the following:

         AllianceBernstein International Research Growth Portfolio (formerly AllianceBernstein International Portfolio) - Seeks long-term growth of capital.

         AllianceBernstein Large Cap Growth Portfolio - Seeks long-term growth of capital.




  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5305

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  SUPPLEMENT DATED OCTOBER 31, 2005 TO YOUR STATEMENT OF ADDITIONAL INFORMATION



ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO -- NAME CHANGE

The AllianceBernstein International Portfolio has been renamed the "AllianceBernstein International Research Growth Portfolio." All references in this Statement of Additional Information to AllianceBernstein
International Portfolio are replaced with "AllianceBernstein International Research Growth Portfolio."

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                            FOR FUTURE REFERENCE.

HV-5306